Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	$ 2,209	$ 2,810
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	84	72
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	110	106
Fair value on a recurring basis | Fair Value | Foreign currency forward/option contracts
Assets and Liabilities Measured on Recurring Basis
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	75	49
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	103	105
Fair value on a recurring basis | Fair Value | Commodity price swap contracts
Assets and Liabilities Measured on Recurring Basis
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	1
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet		1
Fair value on a recurring basis | Fair Value | Interest rate swap contracts
Assets and Liabilities Measured on Recurring Basis
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	8	23
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	7
Fair value on a recurring basis | Fair Value | U.S. government agency securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	234	287
Fair value on a recurring basis | Fair Value | Foreign government agency securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	125	67
Fair value on a recurring basis | Fair Value | Corporate debt securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	781	965
Fair value on a recurring basis | Fair Value | Certificates of deposit/time deposits
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	40	41
Fair value on a recurring basis | Fair Value | Commercial paper
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	60	116
Fair value on a recurring basis | Fair Value | Asset-backed securities Automobile loan related
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	585	942
Fair value on a recurring basis | Fair Value | Asset-backed securities Credit card related
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	180	157
Fair value on a recurring basis | Fair Value | Asset-backed securities Equipment lease related
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	67	90
Fair value on a recurring basis | Fair Value | Asset-backed securities Other asset-backed securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	75	39
Fair value on a recurring basis | Fair Value | U.S. treasury securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	49	72
Fair value on a recurring basis | Fair Value | U.S. municipal securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	2	27
Fair value on a recurring basis | Fair Value | Auction rate securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	11	7
Fair value on a recurring basis | Fair Value | Investments
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	2	3
Fair value on a recurring basis | Level 1 | Foreign currency forward/option contracts
Assets and Liabilities Measured on Recurring Basis
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	75	49
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	103	104
Fair value on a recurring basis | Level 1 | Commodity price swap contracts
Assets and Liabilities Measured on Recurring Basis
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	1
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet		1
Fair value on a recurring basis | Level 1 | Interest rate swap contracts
Assets and Liabilities Measured on Recurring Basis
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	0	0
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	0
Fair value on a recurring basis | Level 1 | U.S. government agency securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 1 | Foreign government agency securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 1 | Corporate debt securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 1 | Certificates of deposit/time deposits
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 1 | Commercial paper
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 1 | Asset-backed securities Automobile loan related
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 1 | Asset-backed securities Credit card related
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 1 | Asset-backed securities Equipment lease related
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 1 | Asset-backed securities Other asset-backed securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 1 | U.S. treasury securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	49	72
Fair value on a recurring basis | Level 1 | U.S. municipal securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 1 | Auction rate securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 1 | Investments
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	2	3
Fair value on a recurring basis | Level 2 | Foreign currency forward/option contracts
Assets and Liabilities Measured on Recurring Basis
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	0	0
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	0	1
Fair value on a recurring basis | Level 2 | Commodity price swap contracts
Assets and Liabilities Measured on Recurring Basis
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	0
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet		0
Fair value on a recurring basis | Level 2 | Interest rate swap contracts
Assets and Liabilities Measured on Recurring Basis
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	8	23
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	7
Fair value on a recurring basis | Level 2 | U.S. government agency securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	234	287
Fair value on a recurring basis | Level 2 | Foreign government agency securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	125	67
Fair value on a recurring basis | Level 2 | Corporate debt securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	781	965
Fair value on a recurring basis | Level 2 | Certificates of deposit/time deposits
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	40	41
Fair value on a recurring basis | Level 2 | Commercial paper
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	60	116
Fair value on a recurring basis | Level 2 | Asset-backed securities Automobile loan related
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	585	942
Fair value on a recurring basis | Level 2 | Asset-backed securities Credit card related
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	180	157
Fair value on a recurring basis | Level 2 | Asset-backed securities Equipment lease related
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	67	90
Fair value on a recurring basis | Level 2 | Asset-backed securities Other asset-backed securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	75	39
Fair value on a recurring basis | Level 2 | U.S. treasury securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 2 | U.S. municipal securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	2	27
Fair value on a recurring basis | Level 2 | Auction rate securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 2 | Investments
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 3 | Foreign currency forward/option contracts
Assets and Liabilities Measured on Recurring Basis
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	0	0
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	0	0
Fair value on a recurring basis | Level 3 | Commodity price swap contracts
Assets and Liabilities Measured on Recurring Basis
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	0
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet		0
Fair value on a recurring basis | Level 3 | Interest rate swap contracts
Assets and Liabilities Measured on Recurring Basis
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	0	0
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	0
Fair value on a recurring basis | Level 3 | U.S. government agency securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 3 | Foreign government agency securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 3 | Corporate debt securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 3 | Certificates of deposit/time deposits
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 3 | Commercial paper
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 3 | Asset-backed securities Automobile loan related
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 3 | Asset-backed securities Credit card related
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 3 | Asset-backed securities Equipment lease related
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 3 | Asset-backed securities Other asset-backed securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 3 | U.S. treasury securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 3 | U.S. municipal securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 3 | Auction rate securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	11	7
Fair value on a recurring basis | Level 3 | Investments
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	$ 0	$ 0